Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Balances and Transactions

13. RELATED PARTY BALANCES AND TRANSACTIONS

The following is a list of a director and related parties to which the Group has transactions with:

(a)	Ian Huen, the Chief Executive Officer and an Executive Director of the Group;
(b)	Darren Lui, the President and an Executive Director of the Group
(c)	Clark Cheng, an Executive Director of the Group;
(d)	Sabrina Khan, the Chief Financial Officer of the Group.
(e)	Aeneas Group Limited, an entity controlled by Ian Huen;
(f)	Aeneas Management Limited, an entity controlled by Ian Huen;
(g)	Aenco Solutions Limited, an entity controlled by Ian Huen. In 2020, it is no longer the Group’s related party as it is disposed to a third party;
(h)	Aenco Limited, an entity controlled by Ian Huen;
(i)	Aeneas Technology (Hong Kong) Limited, an entity controlled by Ian Huen;
(j)	Jurchen Investment Corporation, the holding company and an entity controlled by Ian Huen;
(k)	CGY Investment Limited, an entity jointly controlled by Darren Lui;
(l)	ACC Medical Limited, an entity controlled by Clark Cheng;
(m)	Talem Medical Group Limited, an entity which Clark Cheng is a director;
(n)	Libra Sciences Limited, an entity which was originally a wholly owned subsidiary of ATL. Since December 30, 2021, Libra has been turned into a related party to the Group due to the voting power owned by ATL is decreased to below 50% but more than 20%. (Note 14)

Amounts due from related parties

Amounts due from related parties consisted of the following as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Current
Libra Sciences Limited	$4,193	$-
Jurchen Investment Corporation	2,000	-
CGY Investment Limited	2,000	-
Talem Medical Group Limited	3,397,650	-
	$3,405,843	$-

Amounts due to related parties

Amounts due to related parties consisted of the following as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Current
Ian Huen	$1,397	$2,110
Darren Lui	3,449	-
Clark Cheng	5,699	401
Sabrina Khan	844	39
Aeneas Group Limited	-	123,922
Jurchen Investment Corporation	-	19,454
Total	$11,389	$145,926

Non-current
Aeneas Group Limited (Note a)	$-	$1,507,285
Jurchen Investment Corporation (Note a)	-	500,000
	$-	$2,007,285

Related party transactions

Related party transactions consisted of the following for the years ended December 31, 2021, 2020 and 2019:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Loan from related parties (Note a)
- Aeneas Group Limited	$1,000,000	$500,000	$3,330,472
- Jurchen Investment Corporation	$2,500,000	$500,000	$3,000,000

Interest expenses (Note a)
- Aeneas Group Limited	$64,753	$155,633	$14,247
- Jurchen Investment Corporation	$65,644	$81,530	$20,055

Loan repayment and interest paid to related parties (Note a)
- Aeneas Group Limited	$2,673,389	$2,356,080	$-
- Jurchen Investment Corporation	$3,085,097	$3,082,131	$-

Loan to a related party (Note b)
- Talem Medical Group Limited	$3,358,089	$-	$-

Interest income (Note b)
- Talem Medical Group Limited	$39,561	$-	$-

Consultant, secondment, management and administrative services fees (Note c)
- CGY Investments Limited	$173,333	$169,462	$-
- ACC Medical Limited	$157,511	$13,018	$-
- Aenco Limited	$-	$746,153	$830,769
- Aeneas Technology (Hong Kong) Limited	$-	$617,794	$-
- Aeneas Management Limited	$-	$231,795	$698,152

Rental expense (Note d)
- Jurchen Investment Corporation	$-	$96,300	$227,729

Issuance of tokens for tokens creation, offering and consultancy services (Note e)
- Aenco Solutions Limited	$-	$-	$300,000

Tokens creation, offering and consultancy services expense (Note e)
- Aenco Solutions Limited	$-	$-	$192,000

Prepayment of tokens consultancy services (Note e)
- Aenco Solutions Limited	$-	$-	$108,000

Healthcare services income
- Aeneas Management Limited	$7,564	$321	$1,923

Note a: On August 13, 2019, the Group entered into financing arrangements with Aeneas Group Limited, a related party, and Jurchen Investment Corporation, the ultimate parent of the Group, allowing the Group to access up to a total $15.0 million in line of credit debt financing. The line of credit will initially mature on August 12, 2022, extendable for up to an additional three years period upon mutual written consent. The interest on the outstanding principal indebtedness is at the rate of 8% per annum. The Group may early repay, in whole or in part, the principal indebtedness and all interest accrued at any time prior to the maturity date without the prior written consent of the lender and without payment of any premium or penalty.

Note b: On November 17, 2021, Aptorum Therapeutics Limited (the “Lender”) entered into a loan agreement with Talem Medical Group Limited (the “Borrower”). According to the loan agreement, the Lender granted a loan of up to AUD4,700,000 for the Borrower for general working capital purposes of the Borrower and its subsidiaries. The loan is interest-bearing at a rate of 10% per annum and secured by the entire issued shares of Talem Medical Group (Australia) Pty Limited held by the Borrower. The loan is initially matured 6 months from the date of the first drawdown. The maturity date may be extended for 6 months to the first extended maturity date, and further extended for another 6 months to the second extended maturity date, if certain conditions stated in loan agreement are satisfied.

Note c: Aenco Limited provided certain information technology services to the Group. For the year ended December 31, 2019, Aenco Limited was entitled to receive a fixed amount of services fees of HKD 540,000 (approximately $69,231) per calendar month with the expiry date on December 31, 2019. The agreement was originally renewed under the same terms with the expiry date on December 31, 2020. The agreement was replaced by another agreement on April 1, 2020. Pursuant to the replaced agreement, Aenco Limited is entitled to receive a fixed amount of services fee of HKD 700,000 (approximately $89,744) per calendar month. On September 30, 2020, the replaced agreement was terminated as mutually agreed.

Aeneas Technology (Hong Kong) Limited provided research to the Group to assist the Group in computerized drug screening process of Smart-ACT® platform. Aeneas Technology (Hong Kong) Limited is entitled to receive a fixed amount of research fees of HKD 963,760 (approximately $123,559) per calendar month with the expiry date on October 30, 2021. On September 30, 2020, the agreement was terminated as mutually agreed.

Aeneas Management Limited provided certain documentation and administrative services to the Group. For the year ended December 31, 2019, Aeneas Management Limited was entitled to receive a fixed amount of services fees of HKD 452,000 (approximately $57,949) per calendar month with the expiry date on December 31, 2019. The agreement was originally renewed under the same terms with the expiry date on December 31, 2020. On April 30, 2020, the agreement was terminated as mutually agreed.

CGY Investment Limited provided certain consultancy, advisory and management services to the Group on potential investment projects related to healthcare or R&D platforms. CGY Investment Limited is initially entitled to receive HK $104,000 (approximately $13,333) per calendar month plus reimbursement; such the monthly service fee is adjusted to HK$171,200 (approximately US$21,949) with effect from March 1, 2022. The agreement will be remained in effect until 1 month’s notice in writing is given by either party.

ACC Medical Limited provided certain consultancy, advisory, and management services to the Group on clinic operations and other related projects for clinics’ business development. ACC Medical Limited is initially entitled to receive HK $101,542 (approximately $13,018) per calendar month plus reimbursement; such monthly service fee is adjusted to HK$143,200 (approximately US$18,359 per month) effective from March 1, 2022. The agreement will be remained in effect until 1 month’s notice in writing is given by either party.

Note d: Jurchen Investment Corporation entered into a sub-tenancy agreement with a subsidiary of the Group for the rental arrangement of an office in Hong Kong. For the period February 1, 2018 through January 31, 2021, Jurchen Investment Corporation was entitled to receive a fixed amount of rental fee of HK $130,000 (approximately USD 16,667) per calendar month. In May 2020, Jurchen Investment Corporation and the Group mutually agreed to early terminate the rental agreement and returned the office on May 31, 2020.

Note e: In July 2019, Smart Pharmaceutical Limited Partnership (“SPLP”), a wholly owned subsidiary of the Group, transferred 100,000,000 SMPT token to Aenco Solutions Limited, a related party, in exchange of the services related to token creation and offering and consulting services for five years for an amount of $300,000. On March 5, 2021, all agreements regarding the SMPT tokens, including the agreement between SPLP and Aenco Solutions Limited in exchange of the service to deal with the token creation, have been terminated.

Note f: On March 29, 2019, Aptorum Medical Limited issued 112 shares to Clark Cheng in according to the appointment agreement, decreasing the equity interest of the Company from 95% to 94%. On January 2, 2020, Aptorum Medical Limited further issued 115 shares to Clark Cheng in according to the appointment agreement, decreasing the equity interest of the Company from 94% to 93%. On January 2, 2021, Aptorum Medical Limited further issued 117 shares to Clark Cheng in according to the appointment agreement, decreasing the equity interest of the Company from 93% to 92%.

Note g: On May 27, 2021, Aptorum Therapeutics Limited, which is a wholly owned subsidiary of Aptorum Group Limited, entered a Share Sale Agreement to sell all of the shares of SMPTH Limited to Aeneas Group Limited at the consideration $1. The sale of SMPTH Limited was a common control transaction and resulted in $303,419 increase in additional paid-in capital in the condensed consolidated statement of changes in equity.

Note h: On January 1, 2022, the Group entered into an administrative management services agreement with Libra Sciences Limited. According to the agreement, the Group will provide documentation and administrative services, include but are not limited to human resources and payroll administration, general secretarial and administrative support, and accounting and financial reporting services. The Group is entitled to receive a fixed amount of services fees of HKD 25,000 (approximately $3,205) per calendar month with the expiry date on December 31, 2023.

Note i: On January 13, 2022, the Group entered a line of credit facility with Libra Sciences Limited to provide up to a total $1 million line of credit for its daily operation. The line of credit will mature on July 12, 2022, extendable for up to twelve months, and the interest on the outstanding principal indebtedness will be at the rate of 10% per annum.